Employee benefit obligations - Defined benefit scheme (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Employee benefit obligations
Employee benefit obligations.	€ 831	€ 905
Ardagh Group S.A.
Employee benefit obligations
Employee benefit obligations.	831	905
Ardagh Group S.A. | Defined benefit plan
Employee benefit obligations
Obligations	(2,303)	(2,942)
Assets	1,582	2,159
Net	(721)	(783)
Ardagh Group S.A. | Defined benefit plan | United States
Employee benefit obligations
Obligations	(1,094)	(1,137)
Assets	983	1,012
Net	(111)	(125)
Ardagh Group S.A. | Defined benefit plan | Germany
Employee benefit obligations
Obligations	(338)	(345)
Net	(338)	(345)
Ardagh Group S.A. | Defined benefit plan | United Kingdom
Employee benefit obligations
Obligations	(834)	(898)
Assets	589	626
Net	(245)	(272)
Ardagh Group S.A. | Defined benefit plan | Netherlands
Employee benefit obligations
Obligations	(16)	(540)
Assets		513
Net	(16)	(27)
Ardagh Group S.A. | Defined benefit plan | Other
Employee benefit obligations
Obligations	(21)	(22)
Assets	10	8
Net	(11)	(14)
Ardagh Group S.A. | Other employee benefit obligations
Employee benefit obligations
Employee benefit obligations.	€ 110	€ 122